SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION	12 Months Ended
Dec. 31, 2016
SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION
SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION

NOTE 11. SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION

Common Stock and Share Repurchase Program

        Our Certificate of Incorporation authorizes five million shares of $1 par value preferred stock (of which none are outstanding), with respect to which our Board of Directors ("Board") may fix the series and terms of issuance, and 400 million shares of $1 par value voting common stock.

        From time to time, our Board authorizes the repurchase of shares of our outstanding common stock. Repurchased shares may be reissued under our stock option and incentive plan or used for other corporate purposes. In 2016, we repurchased approximately 3.8 million shares of our common stock at an aggregate cost of $262.4 million.

        On December 4, 2014, our Board authorized the repurchase of shares of our common stock in the aggregate amount of up to $500 million (exclusive of any fees, commissions, or other expenses related to such purchases), in addition to any outstanding shares authorized under any previous Board authorization. This authorization is the only one currently in effect and it will remain in effect until shares in the amount authorized have been repurchased. As of December 31, 2016, shares of our common stock in the aggregate amount of approximately $105 million remained authorized for repurchase under this Board authorization.

Treasury Shares Reissuance

        We fund a portion of our employee-related expenses using shares of our common stock held in treasury. We record net gains or losses associated with our use of treasury shares to retained earnings.

Other Comprehensive Income

        The changes in "Accumulated other comprehensive loss" (net of tax) for 2016 and 2015 were as follows:

(In millions)	Foreign Currency Translation	Pension and Other Postretirement Benefits	Cash Flow Hedges	Total

Balance as of January 3, 2015	$(19.9)	$(525.6)	$–	$(545.5)
Other comprehensive loss before reclassifications, net of tax	(139.0)	(18.9)	(.5)	(158.4)
Reclassifications to net income, net of tax	–	22.9	(2.0)	20.9

Net current-period other comprehensive (loss) income, net of tax	(139.0)	4.0	(2.5)	(137.5)

Balance as of January 2, 2016	$(158.9)	$(521.6)	$(2.5)	$(683.0)
Other comprehensive (loss) income before reclassifications, net of tax	(53.7)	(62.9)	.7	(115.9)
Reclassifications to net income, net of tax	–	44.2	2.8	47.0

Net current-period other comprehensive (loss) income, net of tax	(53.7)	(18.7)	3.5	(68.9)

Balance as of December 31, 2016	$(212.6)	$(540.3)	$1.0	$(751.9)

        The amounts reclassified from "Accumulated other comprehensive loss" to increase (decrease) income from continuing operations were as follows:

(In millions)	2016	2015	2014	Affected Line Item in the Statements Where Net Income is Presented

Cash flow hedges:
Foreign exchange contracts	$(3.0)	$3.9	$(1.2)	Cost of products sold
Commodity contracts	(.7)	(1.3)	.1	Cost of products sold
Interest rate contracts	(.1)	(.1)	(.1)	Interest expense

	(3.8)	2.5	(1.2)	Total before tax
	1.0	(.5)	.3	Provision for income taxes

	(2.8)	2.0	(.9)	Net of tax

Pension and other postretirement benefits (1)	(66.8)	(33.3)	(24.1)
	22.6	10.4	7.2	Provision for income taxes

	(44.2)	(22.9)	(16.9)	Net of tax

Total reclassifications for the period	$(47.0)	$(20.9)	$(17.8)	Total, net of tax

(1)	See Note 6, "Pension and Other Postretirement Benefits," for more information.

        The following table sets forth the income tax (benefit) expense allocated to each component of other comprehensive loss:

(In millions)	2016	2015	2014

Pension and other postretirement benefits:
Net loss recognized from actuarial gain/loss and prior service cost/credit	$(24.2)	$(11.4)	$(54.7)
Reclassifications to net income	22.6	10.4	7.2
Cash flow hedges:
Gains (losses) recognized on cash flow hedges	.1	(.3)	.1
Reclassifications to net income	1.0	(.5)	.3

Income tax benefit related to items of other comprehensive loss	$(.5)	$(1.8)	$(47.1)